WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.9%
	ARGENTINA — 1.7%
162,038	Globant S.A.*	$26,575,852
	BRAZIL — 2.3%
16,863,490	Hapvida Participacoes e Investimentos S.A.*	8,717,045
4,213,700	Lojas Renner S.A.	13,775,478
3,156,316	NU Holdings Ltd. - Class A*	15,024,064
		37,516,587
	CHINA — 27.6%
2,660,961	Angel Yeast Co., Ltd. - Class A	16,160,423
11,856,330	China Mengniu Dairy Co., Ltd.*	48,604,473
24,535,000	China Overseas Property Holdings Ltd.	29,932,769
886,306	Eastroc Beverage Group Co., Ltd. - Class A	24,860,484
853,424	Kanzhun Ltd. - ADR*	16,240,659
91,400	Kweichow Moutai Co., Ltd. - Class A	24,144,014
7,161,500	Li Ning Co., Ltd.	56,317,385
1,523,406	Qingdao Haier Biomedical Co., Ltd. - Class A	14,741,872
472,938	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	18,701,474
8,668,640	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	21,487,616
3,591,420	Shenzhou International Group Holdings Ltd.	37,674,567
3,672,802	WuXi AppTec Co., Ltd. - Class H	38,464,552
1,369,439	Xiamen Faratronic Co., Ltd. - Class A	29,135,159
10,630,000	Yadea Group Holdings Ltd.	27,382,010
1,401,018	ZTO Express Cayman, Inc. - ADR	40,153,176
		444,000,633
	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR*,1	—
	HONG KONG — 8.9%
6,719,646	AIA Group Ltd.	70,471,324
646,617	Hong Kong Exchanges & Clearing Ltd.	28,661,124
4,055,885	Techtronic Industries Co., Ltd.	43,945,996
		143,078,444
	INDIA — 15.5%
1,017,811	Divi's Laboratories Ltd.	35,046,828
2,196,591	HDFC Bank Ltd.	43,204,404
2,594,246	Kotak Mahindra Bank Ltd.	54,834,212
741,326	Tata Consultancy Services Ltd.	29,058,384
2,254,189	UPL Ltd.	19,722,020
723,267	WNS Holdings Ltd. - ADR*	67,386,786
		249,252,634

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 2.5%
67,177,075	Bank Central Asia Tbk P.T.	$39,301,551
	MEXICO — 9.0%
2,682,703	Arca Continental S.A.B. de C.V.	24,361,683
1,420,848	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	27,645,034
168,673	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	51,693,214
10,271,889	Wal-Mart de Mexico S.A.B. de C.V.	41,059,055
		144,758,986
	NETHERLANDS — 1.4%
259,393	BE Semiconductor Industries N.V.	22,672,006
	POLAND — 2.9%
505,492	Dino Polska S.A.*	45,914,015
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—
801,002	Yandex N.V. - Class A*,1	—
		—
	SOUTH AFRICA — 1.6%
274,006	Capitec Bank Holdings Ltd.	25,972,322
	SOUTH KOREA — 1.8%
768,881	Coupang, Inc.*	12,302,096
327,018	Samsung Electronics Co., Ltd.	16,171,355
		28,473,451
	TAIWAN — 12.0%
620,629	Airtac International Group	24,272,419
1,246,860	Silergy Corp.	19,795,882
8,439,000	Taiwan Semiconductor Manufacturing Co., Ltd.	147,890,277
		191,958,578
	THAILAND — 1.7%
234,365	Fabrinet*	27,833,187
	UNITED KINGDOM — 1.7%
143,846	Endava PLC - ADR*	9,663,574
493,667	Wizz Air Holdings PLC*	18,129,565
		27,793,139

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.3%
124,827	EPAM Systems, Inc.*	$37,323,273
	TOTAL COMMON STOCKS
	(Cost $1,652,000,437)	1,492,424,658

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 5.9%
$94,758,083	UMB Bank Demand Deposit, 4.68%[2]	94,758,083
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $94,758,083)	94,758,083
	TOTAL INVESTMENTS — 98.8%
	(Cost $1,746,758,520)	1,587,182,741
	Other Assets in Excess of Liabilities — 1.2%	19,834,704
	TOTAL NET ASSETS — 100.0%	$1,607,017,445

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.